Investment Strategy - January - Equity Funds IV_Pro	Sep. 30, 2025
Nomura Growth and Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies.
The Fund seeks to generate income by investing primarily in dividend paying companies. The Fund may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Fund may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.
Macquarie Investment Management Global Limited (MIMGL) serves as the Fund’s sub-advisor and manages the Fund’s assets.
Using a systematic bottom-up approach, the Fund seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen through superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company’s stock.

Strategy Portfolio Concentration [Text]	The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.
Nomura Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics. The Fund invests primarily in US companies. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Fund also may invest up to 20% of its net assets in real estate investment trusts (REITs). The Fund may continue to hold stocks of mid-size companies that grow into larger companies and may also invest opportunistically in stocks of larger companies.
The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that the Manager believes have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.
The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated, or alternative investments become more attractive. The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics. The Fund invests primarily in US companies. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Fund also may invest up to 20% of its net assets in real estate investment trusts (REITs). The Fund may continue to hold stocks of mid-size companies that grow into larger companies and may also invest opportunistically in stocks of larger companies.